N-4	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ACCOUNT AA
Entity Central Index Key	0001932768
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES
Charges for Early Withdrawals
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 10 years following your last contribution, or during the first ten participation years depending on your plan, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment.

There is an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity which could result in up to a 90% loss of the Segment Investment. See the SIO prospectus for more information.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses” in the prospectus.

Transaction Charges
In addition to withdrawal charges, you may also be charged for other transactions (including loans and for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges).

For additional information about transaction charges see “Charges under the contracts” in “Charges and expenses” later in the prospectus.

Ongoing Fees and Expenses (annual charges)
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page of your certificate for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (1)	0.00%	1.10%
	Investment options (Portfolio fees and expenses) (2)	0.57%	2.73%
	Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.15%	0.15%

(1)
 Expressed as an annual percent of daily net assets in the variable investment options.
(2)

Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2022 and could change from year to year.
(3)
Expressed as an annual percentage of your account value.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $697	Highest Annual Cost $3,338

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract, optional benefits (Enhanced death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the prospectus.

Charges for Early Withdrawals [Text Block]
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 10 years following your last contribution, or during the first ten participation years depending on your plan, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment.

There is an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity which could result in up to a 90% loss of the Segment Investment. See the SIO prospectus for more information.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses” in the prospectus.

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Amount Surrendered) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Charges [Text Block]
In addition to withdrawal charges, you may also be charged for other transactions (including loans and for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges).

For additional information about transaction charges see “Charges under the contracts” in “Charges and expenses” later in the prospectus.

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page of your certificate for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (1)	0.00%	1.10%
	Investment options (Portfolio fees and expenses) (2)	0.57%	2.73%
	Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.15%	0.15%

(1)
 Expressed as an annual percent of daily net assets in the variable investment options.
(2)

Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2022 and could change from year to year.
(3)
Expressed as an annual percentage of your account value.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $697	Highest Annual Cost $3,338

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract, optional benefits (Enhanced death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.10%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percent of daily net assets in the variable investment options.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.57%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.73%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2022 and could change from year to year.
Optional Benefits Minimum [Percent]	0.15%	[3]
Optional Benefits Maximum [Percent]	0.15%	[3]
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of your account value.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $697	Highest Annual Cost $3,338

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract, optional benefits (Enhanced death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the prospectus.

Lowest Annual Cost [Dollars]	$ 697
Highest Annual Cost [Dollars]	$ 3,338
Risks [Table Text Block]

RISKS
Risk of Loss
The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” later in the prospectus.

Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the prospectus.

Risks Associated with Investment Options
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option and Segments of the SIO, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Guaranteed interest option”, and “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus, as well as, “Risk factors” in the SIO prospectus. See also Appendix “Portfolio Companies available under the contract” in the prospectus.

Insurance Company Risks
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the guaranteed death benefits. The general obligations including the guaranteed interest option, SIO, and any guaranteed death benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/selling-life-insurance/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

Investment Restrictions [Text Block]
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring the account value from any variable investment option to another variable investment option.

For more information see “The Separate Account” in “More information” in the prospectus.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus. See also the SIO prospectus
.

Optional Benefit Restrictions [Text Block]
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the investment options. Withdrawals may reduce the death benefit by an amount greater than the value withdrawn and could terminate the optional death benefit. Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA. Automated transfer programs, including dollar cost averaging and asset rebalancing, are not available if you elect Semester Strategies.

For additional information about the optional benefits see “Benefits available under the contract” in the prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a funding vehicle for employers’ Internal Revenue Code 403(b) plans: a 403(b) TSA annuity contract or 403(b)(7) custodial account and Internal Revenue Code Section 457(b) employee deferred compensation (“EDC”) plans. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the prospectus.

Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from the contract. Each of the charges and expenses is more fully described in “Charges and expenses” in this prospectus. Please refer to the contract specifications page of your certificate for information about the specific fees you will pay each year based on the options you have selected.

The first table describes the maximum fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

Transaction Expenses
Sales Load Imposed on Purchases	None
Withdrawal Charge (as a percentage of amount or contributions withdrawn) (1)	6.00%
Plan Loan Charge (2)	$25
Transfer Fee	None
Third Party Transfer or Exchange Fee	$65
Special Service Charges (3)	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (4)	90% of Segment Investment

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges and expenses” in the prospectus. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.

(2)	$25 maximum per loan when a loan is made. Your employer may elect to pay these charges.
(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.

(4)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See the SIO prospectus for more information.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge (1)	$65 (2)
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.10% (3)
Optional Benefits Expenses
Enhanced death benefit charge (as a percentage of your account value) (4)	0.15%
Loan Administration (5)	$25

(1)
Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to your certificate. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer’s designee. Please refer to your certificate for more information.

(2)
The annual administrative charge is deducted from your account value on each participation date anniversary. The current annual administrative charge is the lesser of a current charge of $30 or 2% of your account value plus any prior withdrawals during the participation year. If the certificate is surrendered or annuitized, or a death benefit is paid on any date other than your participation date anniversary, we will deduct a pro rata portion of the annual administrative charge for that year. The annual administrative charge will be waived if you are enrolled in eDelivery on the date the charge is to be deducted.
Please note
: You can request a copy of the prospectus free of charge even if you are enrolled in eDelivery.

(3)	The current range for the Base Contract Expenses is 0% to 1.10%.
(4)
Deducted annually on each participation date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.

(5)
$6.25 per quarter for the administration of the outstanding loan amount. This charge is expressed on a per plan participant basis. Interest is charged on the loan at a rate set by your plan and is credited back to your contract as you repay the loan.

10
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See “Appendix: Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2022, and may fluctuate from year to year.

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, >12b-1 fees, service fees, and other expenses) *	0.57%	2.73%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)**	0.54%	1.56%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.
**
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2024 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2024. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

11
Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the Enhanced Death Benefit.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,623	$18,174	$26,866	$44,345	$4,179	$12,640	$21,241	$43,368

Transaction Expenses [Table Text Block]	The first table describes the maximum fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

Transaction Expenses
Sales Load Imposed on Purchases	None
Withdrawal Charge (as a percentage of amount or contributions withdrawn) (1)	6.00%
Plan Loan Charge (2)	$25
Transfer Fee	None
Third Party Transfer or Exchange Fee	$65
Special Service Charges (3)	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (4)	90% of Segment Investment

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges and expenses” in the prospectus. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.

(2)	$25 maximum per loan when a loan is made. Your employer may elect to pay these charges.
(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.

(4)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See the SIO prospectus for more information.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%	[4]
Deferred Sales Load, Footnotes [Text Block]	The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges and expenses” in the prospectus. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.
Exchange Fee, Current [Dollars]	$ 65
Other Transaction Fee, Current [Dollars]	$ 90	[5]
Other Transaction Fee, Current [Percent]	90.00%	[6]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
(2)	$25 maximum per loan when a loan is made. Your employer may elect to pay these charges.
(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.

(4)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See the SIO prospectus for more information.

Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge (1)	$65 (2)
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.10% (3)
Optional Benefits Expenses
Enhanced death benefit charge (as a percentage of your account value) (4)	0.15%
Loan Administration (5)	$25

(1)
Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to your certificate. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer’s designee. Please refer to your certificate for more information.

(2)
The annual administrative charge is deducted from your account value on each participation date anniversary. The current annual administrative charge is the lesser of a current charge of $30 or 2% of your account value plus any prior withdrawals during the participation year. If the certificate is surrendered or annuitized, or a death benefit is paid on any date other than your participation date anniversary, we will deduct a pro rata portion of the annual administrative charge for that year. The annual administrative charge will be waived if you are enrolled in eDelivery on the date the charge is to be deducted.
Please note
: You can request a copy of the prospectus free of charge even if you are enrolled in eDelivery.

(3)	The current range for the Base Contract Expenses is 0% to 1.10%.
(4)
Deducted annually on each participation date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.

(5)
$6.25 per quarter for the administration of the outstanding loan amount. This charge is expressed on a per plan participant basis. Interest is charged on the loan at a rate set by your plan and is credited back to your contract as you repay the loan.

Administrative Expense, Current [Dollars]	$ 65	[7],[8]
Administrative Expense, Footnotes [Text Block]	Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to your certificate. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer’s designee. Please refer to your certificate for more information.
Base Contract Expense (of Average Account Value), Current [Percent]	1.10%	[9]
Base Contract Expense, Footnotes [Text Block]	The current range for the Base Contract Expenses is 0% to 1.10%.
Optional Benefit Expense, Footnotes [Text Block]	Expressed as a percentage of your account value.
Other Annual Expense, Current [Dollars]	$ 25	[10]
Other Annual Expense, Footnotes [Text Block]	$6.25 per quarter for the administration of the outstanding loan amount. This charge is expressed on a per plan participant basis. Interest is charged on the loan at a rate set by your plan and is credited back to your contract as you repay the loan.
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See “Appendix: Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2022, and may fluctuate from year to year.

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, >12b-1 fees, service fees, and other expenses) *	0.57%	2.73%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)**	0.54%	1.56%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.
**
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2024 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2024. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the Enhanced Death Benefit.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,623	$18,174	$26,866	$44,345	$4,179	$12,640	$21,241	$43,368

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,623
Surrender Expense, 3 Years, Maximum [Dollars]	18,174
Surrender Expense, 5 Years, Maximum [Dollars]	26,866
Surrender Expense, 10 Years, Maximum [Dollars]	$ 44,345
Annuitize Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the Enhanced Death Benefit.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,623	$18,174	$26,866	$44,345	$4,179	$12,640	$21,241	$43,368

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 9,623
Annuitized Expense, 3 Years, Maximum [Dollars]	18,174
Annuitized Expense, 5 Years, Maximum [Dollars]	26,866
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 44,345
No Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the Enhanced Death Benefit.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,623	$18,174	$26,866	$44,345	$4,179	$12,640	$21,241	$43,368

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,179
No Surrender Expense, 3 Years, Maximum [Dollars]	12,640
No Surrender Expense, 5 Years, Maximum [Dollars]	21,241
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 43,368
Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Risk associated with taking a withdrawal

Withdrawals could significantly reduce the minimum and the
enhanced death benefit by an amount greater than the value withdrawn and could terminate the enhanced death benefit.

Insurance company risk

No company other than Equitable America has any legal responsibility to pay amounts that we owe under the contract, including amounts allocated to the SIO. The general obligations and any guaranteed death benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your certificate. For example, in addition to possible tax consequences you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

SIO

There are unique risks regarding the SIO including a potential loss of principal and previously credited interest of up to 90% and an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity. See the SIO prospectus for more information.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether a 403(b) TSA annuity contract, a 403(b)(7) custodial account or an EDC plan. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risks associated with taking a loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software

30
malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

Death benefit(s) available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.	Standard	No Additional Charge		• Withdrawals could significantly reduce benefit
Enhanced death benefit	Guarantees beneficiaries will receive a benefit that is at least equal to your highest adjusted account value on specified anniversaries.	Optional	0.15% (1)	0.15% (1)	• Available only at contract purchase • Restricted to owners under age 76 • You may not cancel once you elect this benefit • Withdrawals could significantly reduce or terminate benefit
(1) Expressed as a percentage of your account value.

Other benefits

Other benefit(s) available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge
Investment Simplifier	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
Semester Strategies program	We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.	Optional	No Charge		• Not generally available with Rebalancing
Participant Loans	Loans may be available to plan participants	Optional	Initial $25 and $6.25 quarterly; interest determined by plan		• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA
(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.
Death benefits

About Death benefits

Your certificate provides a death benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to the greater of (i) your account value less any outstanding loan balance and accrued interest as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, and (ii) the “minimum death benefit”. The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that apply, less any outstanding loan balance and accrued interest. There is no additional charge for this benefit.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in the certificate until your spouse’s contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (less any outstanding loan balance and accrued interest) as of the date that your spouse’s contract is issued, and (ii) the “minimum death benefit” as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

Enhanced death benefit

For an additional annual fee you may elect the enhanced death benefit. The charge for this benefit is 0.15% of account value.

You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST
®
Strategies contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

If you elect the enhanced death benefit, the death benefit is equal to the greater of:

(a)
your account value as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan balance and accrued interest); and

(b)	the enhanced death benefit (less any outstanding loan balance and accrued interest) as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third participation date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.
If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will decrease on a proportionate basis your enhanced death benefit on the date you take the withdrawal. Appendix: “Death benefit example” in this prospectus provides an example of how the enhanced death benefit is calculated.

How withdrawals affect the death benefit and the enhanced death benefit

Each withdrawal you make will reduce the amount of your current minimum death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn (including the amount of any withdrawal charge deducted from the contract) and we reduce your current minimum death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000 –$16,000). As this example shows, the pro rata reduction of the death benefit can be greater than the dollar amount of the withdrawal.

Before purchasing the enhanced death benefit for your certificate, you and your tax adviser should carefully consider the following. If you intend to satisfy your lifetime required minimum distribution requirements which begin after the applicable RMD age (as described under “Tax Information” later in this prospectus) for this certificate by taking account-based withdrawals (as opposed to receiving annuity payments), you should know that under the terms of the annuity contract such withdrawals will reduce your enhanced death benefit and may have the effect of eliminating your ability to utilize the entire benefit. Also, purchasing the enhanced death benefit may increase the amount of RMDs you are required to withdraw under the tax rules if you elect withdrawals and not annuity payments. For more information, see “Tax information” in this prospectus.

Payment of Death Benefit

Your beneficiary and payment of benefit

Beneficiary designations are subject to the terms of your plan. You designate your beneficiary when you apply for your certificate. You may change your beneficiary at any time while you are alive and the certificate is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Effect of your death

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary.
How death benefit payment is made

The Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as TSAs and 457(b) plans.

The beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more payout options we offer at the time. In some cases a beneficiary may be able to do a non-spousal direct rollover to a new inherited IRA in the case of a death benefit from a 403(b) plan or governmental employer 457(b) plan.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Beneficiary continuation option

Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the SECURE Act. Upon your death, your beneficiary may generally elect to keep the certificate with your name on it and receive distributions under the certificate instead of receiving the death benefit in a single sum. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your certificate.

If eligible, your beneficiary can elect to receive payments over your beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached the applicable RMD age (as described under “Tax Information” later in this prospectus), if such time is later. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may generally stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the plan within 10 years of the applicable death in accordance with federal tax rules. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 may no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances. In the case of deceased participants under government employer sponsored plans, these new rules apply to deaths after December 31, 2021.
Under the beneficiary continuation option:

•	The certificate continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen by an eligible beneficiary.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

•	Loans will no longer be available.

•	The minimum death benefit and the enhanced death benefit provisions will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in your certificate.
•	Depending on the type of contract you own, upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the certificate in a lump sum. In certain cases, the subsequent beneficiary must withdraw any remaining amount within ten years of your death or your beneficiary’s death as applicable.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Other Benefits

Automatic transfer options

Investment simplifier

Our investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options or to the SIO (See the SIO prospectus for more information). The transfer options are the “fixed-dollar option” and the “interest sweep.” You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

Fixed-dollar option.
Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month.

Interest sweep.
Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the investment options by periodically transferring approximately the same dollar amount to the investment options you select. This will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

When your participation in the investment simplifier will end.
Your participation in the investment simplifier will end:

•	Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

•	Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

•	Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers or on the date your certificate terminates.

Rebalancing your account value

Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must elect asset rebalancing on your application or notify us in writing by completing our asset rebalancing form, telling us:

(a)	in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Currently, we permit rebalancing of up to 20 investment options.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

Optional Semester Strategies program

The Company offers access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services. If available under your employer’s plan, you may generally enroll in SWBC’s model portfolio and investment advisory services program (the “Program”) to manage your account value. The Program will allocate your account value among the variable investment options, guaranteed interest option and Segments in the Structured Investment Option based on your set time horizon, risk tolerance and investment return objectives derived by SWBC from information you provide to SWBC. For more information about the Structured Investment Option, please see the Structured Investment Option prospectus. To see if the Program is available in your state and your Employer’s Plan, please contact your financial professional and/or see Appendix “State contract availability and/or variations of certain features and benefits” in this prospectus.

Under the Program, SWBC will assign you to a specific Program model portfolio (“Model Portfolio”) based, in part, on the age you plan to retire (the “Planned Retirement Age”) which cannot be later than the maturity date under the certificate and the Model Portfolio strategy you select. There are currently two Model Portfolio strategies available: Semester Strategies and Semester Strategies Plus. You can generally change from Semester Strategies to Semester Strategies Plus at any time. You cannot, however, move from Semester Strategies Plus to Semester Strategies. You can also generally change your Planned Retirement Age at any time by providing the new Planned Retirement Age to SWBC.

When you enroll in the Program, your allocation instructions for future contributions will be changed to the Model Portfolio you are assigned to by SWBC as of the date we process your enrollment request. In addition, your entire account value will be rebalanced or reallocated periodically according to the Model Portfolio’s allocations. Amounts in variable investment options, including the Segment Type Holding Accounts, and guaranteed interest option will be rebalanced according to the Model Portfolio’s allocations monthly, generally on the first Friday of every month (each a “Semester Strategies Rebalance Date”) and amounts in a Segment will be reallocated according to the Model Portfolio’s allocations when that Segment matures (each a “Semester Strategies Reallocation Date”). Amounts rebalanced or reallocated into new Segments will be placed in the applicable Segment Type Holding Accounts. Because of the difference in timing between Semester Strategies Rebalance Dates, Semester Strategies Reallocation
Dates and amounts directed into Segments first being placed in Segment Type Holding Accounts, your actual allocations may vary from the Model Portfolio’s allocations at certain points in time if you have account value in Segments.

On an annual basis, the Program will determine if you will transition or “glide” from one Model Portfolio to the next Model Portfolio based on your birthdate and the number of years remaining until your Planned Retirement Age currently on file. If a glide is scheduled to occur, your allocation instructions for future contributions will be changed to the new Model Portfolio allocations. Your account value will be rebalanced and reallocated as applicable into the investment options according that new Model Portfolio’s allocations on the next Semester Strategies Rebalance Date and applicable Semester Strategies Reallocation Dates. You will receive notice of an upcoming glide. The automatic glide feature is part of the Program and cannot be modified. If you do not want to glide from the current Model Portfolio to the next Model Portfolio, you will have to change your Planned Retirement Age prior to your birthdate. Once you reach your Planned Retirement Age, you will glide to the post-retirement Model Portfolio for purposes of the Program and thereafter you will no longer glide to a different Model Portfolio as you continue to age.

SWBC will generally review the Model Portfolios on an annual basis and may review them more frequently based on market conditions. You will receive notice of any changes in the Model Portfolio allocations. You may decide to opt out of the changes by terminating your participation in the Program and becoming self-directed prior to your account value being rebalanced and reallocated as applicable according to the new Model Portfolio allocations. If you do not opt out, on the date of the proposed change your allocation instructions for future contributions will be changed to the Model Portfolio’s new allocations. Your account value will be rebalanced and reallocated as applicable into the investment options according to that Model Portfolio’s new allocations on the next Semester Strategies Rebalance Date and applicable Semester Strategies Reallocation Dates.

In addition, when you enroll in the Program, any current automated transfer programs, including dollar cost averaging and asset rebalancing, will be unavailable and/or terminate and you will not be able to establish any new program(s) while you participate. In addition, if you invested in the Structured Investment Option and provided Segment maturity instructions, those elections will be changed when you enroll in the Program. For more information about the Structured Investment Option, please see the Structured Investment Option prospectus.

When you enroll in the Program, we will pay SWBC’s advisory services fee.

You may terminate the Program and become self-directed at any time by completing the necessary termination form or by contacting your financial professional. You can also terminate your participation in the Program by logging into your account at www.equitable.com or contacting one of our customer service representatives at (800)
628-6673.
If you request to change your future allocation instructions or make a transfer from one investment option to another, your participation in the Program will terminate and you will become self-directed. Once terminated, we reserve the right to not permit you to re-enroll
in the Program. If the Program terminates for any reason, you will be self-directed and, therefore, you will no longer receive model portfolio or investment advisory services from SWBC. We can also terminate the Program at any time and for any reason. If we terminate the Program you will become self-directed. We do not provide investment advice. If any automated programs or Segment maturity instructions were terminated when you enrolled in the Program, those automated programs or special maturity instructions will not automatically resume; you will need to provide us with new instructions regarding which automated programs that you wish to re-enroll
in and any new Segment maturity instructions you want to use.

Please note:

•	Your Planned Retirement Age cannot be later than the maturity date under your certificate.

•	If you have current investments in the Structured Investment Option, you may not be eligible to participate in the Program if your current Structured Investment Option allocations are higher than the Model Portfolio allocations to the Structured Investment Option would be based on the information you provided SWBC.

•	You cannot move from Semester Strategies Plus to Semester Strategies.

•	If you change your future allocations or transfer account value from one investment option to another, your participation in the Program will terminate and you will become self-directed.

•	When you enroll in the Program, you will not be able to establish a new automated rebalancing program and any current automated rebalancing program will terminate.

•	The Program will rebalance and reallocate your account value generally according to the Model Portfolio allocations; however, because of the difference in timing between Semester Strategies Rebalance Dates, Semester Strategies Reallocation Dates and amounts directed into Segments first being placed in Segment Type Holding Accounts, your actual allocations may vary from the Model Portfolio allocations at certain points in time if you have account value in Segments.

For additional information or to enroll in the Program, contact your financial professional or one of our customer service representatives. The Program may not be available to all plans, all contracts, all certificates, in all states or through all financial intermediaries.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

Death benefit(s) available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.	Standard	No Additional Charge		• Withdrawals could significantly reduce benefit
Enhanced death benefit	Guarantees beneficiaries will receive a benefit that is at least equal to your highest adjusted account value on specified anniversaries.	Optional	0.15% (1)	0.15% (1)	• Available only at contract purchase • Restricted to owners under age 76 • You may not cancel once you elect this benefit • Withdrawals could significantly reduce or terminate benefit
(1) Expressed as a percentage of your account value.

Other benefits

Other benefit(s) available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge
Investment Simplifier	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
Semester Strategies program	We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.	Optional	No Charge		• Not generally available with Rebalancing
Participant Loans	Loans may be available to plan participants	Optional	Initial $25 and $6.25 quarterly; interest determined by plan		• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA
(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Guaranteed Minimum Accumulation [Text Block]	Guarantees beneficiaries will receive a benefit that is at least equal to your highest adjusted account value on specified anniversaries.
Optional Benefit Expense, Footnotes [Text Block]	Expressed as a percentage of your account value.
Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH164888. You can request this information at no cost by calling
(877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expense		Average Annual Total Returns (as of 12/31/2022)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities - Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90	%^	-20.99%	5.68%	—
Specialty	1290 VT GAMCO Mergers & Acquisitions - EIMG; GAMCO Asset Management, Inc .	1.29	%^	-5.97%	1.32%	3.51%
Equity	1290 VT GAMCO Small Company Value - EIMG; GAMCO Asset Management, Inc .	1.05%		-10.67%	4.98%	9.45%
Fixed Income	1290 VT High Yield Bond - EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.03	%^	-10.30%	1.85%	—
Specialty	1290 VT Multi-Alternative Strategies - EIMG	1.56	%^	-11.40%	-0.27%	—
Specialty	1290 VT Natural Resources - EIMG; AllianceBernstein L.P.	0.90	%^	32.35%	6.75%	—
Specialty	1290 VT Real Estate - EIMG; AllianceBernstein L.P.	0.90	%^	-24.99%	-0.23%	—
Equity	1290 VT Small Cap Value - EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.15	%^	0.07%	8.76%	—
Equity	1290 VT SmartBeta Equity ESG - EIMG; AXA Investment Managers US Inc.	1.10	%^	-14.52%	6.84%	—
Equity	1290 VT Socially Responsible - EIMG; BlackRock Investment Management , LLC	0.91%		-22.12%	8.68%	11.89%
Equity	EQ/AB Small Cap Growth - EIMG; AllianceBernstein L.P.	0.91%		-28.42%	5.30%	9.53%
Equity	EQ/AB Sustainable U.S. Thematic - EIMG; AllianceBernstein L.P.	1.00	%^	—	—	—
Asset Allocation	EQ/Aggressive Allocation† - EIMG	1.15%		-18.31%	4.64%	7.78%
Equity	EQ/American Century Mid Cap Value - EIMG; American Century Investment Management, Inc.	1.00	%^	-1.47%	—	—
Equity	EQ/Capital Group Research - EIMG; Capital International, Inc.	0.97	%^	-18.97%	9.23%	12.11%
Equity	EQ/Common Stock Index - EIMG; AllianceBernstein L.P.	0.68%		-19.47%	8.13%	11.43%
Asset Allocation	EQ/Conservative Allocation† - EIMG	1.00	%^	-12.62%	0.71%	1.79%
Asset Allocation	EQ/Conservative-Plus Allocation† - EIMG	1.08%		-14.52%	1.87%	3.52%
Fixed Income	EQ/Core Plus Bond - EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	-12.89%	0.91%	1.06%
Equity	EQ/Equity 500 Index - EIMG; AllianceBernstein L.P.	0.54	%^	-18.55%	8.81%	11.89%
Equity	EQ/Fidelity Institutional AM ® Large Cap - EIMG; FIAM LLC	0.87	%^	-21.06%	—	—
Equity	EQ/Franklin Rising Dividends - EIMG; Franklin Advisers, Inc.	0.87	%^	-10.60%	—	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† - EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05	%^	-17.06%	4.03%	8.30%
Equity	EQ/Goldman Sachs Mid Cap Value - EIMG; Goldman Sachs Asset Management L.P.	1.09	%^	-10.60%	—	—
Fixed Income	EQ/Intermediate Government Bond - EIMG; SSGA Funds Management, Inc.	0.65	%^	-7.62%	-0.21%	0.00%
Equity	EQ/International Equity Index - EIMG; AllianceBernstein L.P.	0.75	%^	-11.92%	1.00%	3.90%
Equity	EQ/International Managed Volatility† - EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.91%		-14.94%	0.83%	3.65%
Equity	EQ/Invesco Comstock - EIMG; Invesco Advisers, Inc.	1.00	%^	0.49%	7.75%	10.75%
Equity	EQ/Invesco Global - EIMG; Invesco Advisers, Inc.	1.15	%^	-32.01%	2.43%	7.33%
Equity	EQ/Janus Enterprise - EIMG; Janus Henderson Investors US LLC	1.05%		-16.57%	9.19%	9.46%
Equity	EQ/JPMorgan Value Opportunities - EIMG; J.P. Morgan Investment Management Inc.	0.96%		0.20%	8.15%	12.37%
Equity	EQ/Large Cap Growth Index - EIMG; AllianceBernstein L.P.	0.72%		-29.53%	10.17%	13.27%

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expense		Average Annual Total Returns (as of 12/31/2022)
				1 year	5 year	10 year
Equity	EQ/Large Cap Value Index - EIMG; AllianceBernstein L.P.	0.74%		-8.16%	5.95%	9.55%
Equity	EQ/Lazard Emerging Markets Equity - EIMG; Lazard Asset Management LLC	1.35	%^	-14.89%	—	—
Fixed Income	EQ/Long-Term Bond - EIMG	0.65	%^	-27.31%	—	—
Equity	EQ/MFS International Growth - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	-15.20%	4.30%	6.03%
Equity	EQ/MFS International Intrinsic Value - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	%^	-23.79%	—	—
Equity	EQ/MFS Mid Cap Focused Growth - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	-27.04%	—	—
Specialty	EQ/MFS Utilities Series - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	%^	0.42%	—	—
Equity	EQ/Mid Cap Index - EIMG; AllianceBernstein L.P.	0.66	%^	-13.60%	5.99%	10.02%
Asset Allocation	EQ/Moderate Allocation† - EIMG	1.08%		-15.48%	2.33%	4.25%
Asset Allocation	EQ/Moderate-Plus Allocation† - EIMG	1.12%		-17.08%	3.58%	6.07%
Cash/Cash Equivalent	EQ/Money Market* - EIMG; BNY Mellon Investment Adviser, Inc.	0.69%		1.11%	0.85%	0.46%
Equity	EQ/Morgan Stanley Small Cap Growth - EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15	%^	-44.23%	7.50%	—
Fixed Income	EQ/PIMCO Global Real Return - EIMG; Pacific Investment Management Company LLC	1.27	%^	-16.10%	0.54%	—
Equity	EQ/Small Company Index - EIMG; AllianceBernstein L.P.	0.63%		-19.80%	4.18%	8.77%
Equity	EQ/T. Rowe Price Growth Stock - EIMG; T. Rowe Price Associates, Inc.	1.00	%^	-38.64%	4.23%	10.63%
Specialty	EQ/T. Rowe Price Health Sciences - EIMG; T. Rowe Price Associates, Inc.	1.20	%^	-13.38%	—	—
Equity	EQ/Value Equity - EIMG; Aristotle Capital Management, LLC	0.91%		-15.11%	4.44%	8.43%
Specialty	EQ/Wellington Energy - EIMG; Wellington Management Company LLP	1.19	%^	32.53%	—	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio - EIMG	1.10	%^	-12.40%	4.32%	4.89%
Asset Allocation	Equitable Growth MF/ETF - EIMG	1.15	%^	—	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF - EIMG	1.10	%^	—	—	—
Equity	Multimanager Aggressive Equity - EIMG; AllianceBernstein L.P.	0.99%		-32.15%	8.60%	12.39%
Specialty	Multimanager Technology - EIMG; AllianceBernstein L.P., Wellington Management Company LLP	1.25	%^	-37.29%	10.37%	15.05%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expense	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio - Fidelity Management and Research Company (FMR)	0.65%	-13.21%	0.38%	1.28%

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH164888. You can request this information at no cost by calling
(877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expense		Average Annual Total Returns (as of 12/31/2022)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities - Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90	%^	-20.99%	5.68%	—
Specialty	1290 VT GAMCO Mergers & Acquisitions - EIMG; GAMCO Asset Management, Inc .	1.29	%^	-5.97%	1.32%	3.51%
Equity	1290 VT GAMCO Small Company Value - EIMG; GAMCO Asset Management, Inc .	1.05%		-10.67%	4.98%	9.45%
Fixed Income	1290 VT High Yield Bond - EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.03	%^	-10.30%	1.85%	—
Specialty	1290 VT Multi-Alternative Strategies - EIMG	1.56	%^	-11.40%	-0.27%	—
Specialty	1290 VT Natural Resources - EIMG; AllianceBernstein L.P.	0.90	%^	32.35%	6.75%	—
Specialty	1290 VT Real Estate - EIMG; AllianceBernstein L.P.	0.90	%^	-24.99%	-0.23%	—
Equity	1290 VT Small Cap Value - EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.15	%^	0.07%	8.76%	—
Equity	1290 VT SmartBeta Equity ESG - EIMG; AXA Investment Managers US Inc.	1.10	%^	-14.52%	6.84%	—
Equity	1290 VT Socially Responsible - EIMG; BlackRock Investment Management , LLC	0.91%		-22.12%	8.68%	11.89%
Equity	EQ/AB Small Cap Growth - EIMG; AllianceBernstein L.P.	0.91%		-28.42%	5.30%	9.53%
Equity	EQ/AB Sustainable U.S. Thematic - EIMG; AllianceBernstein L.P.	1.00	%^	—	—	—
Asset Allocation	EQ/Aggressive Allocation† - EIMG	1.15%		-18.31%	4.64%	7.78%
Equity	EQ/American Century Mid Cap Value - EIMG; American Century Investment Management, Inc.	1.00	%^	-1.47%	—	—
Equity	EQ/Capital Group Research - EIMG; Capital International, Inc.	0.97	%^	-18.97%	9.23%	12.11%
Equity	EQ/Common Stock Index - EIMG; AllianceBernstein L.P.	0.68%		-19.47%	8.13%	11.43%
Asset Allocation	EQ/Conservative Allocation† - EIMG	1.00	%^	-12.62%	0.71%	1.79%
Asset Allocation	EQ/Conservative-Plus Allocation† - EIMG	1.08%		-14.52%	1.87%	3.52%
Fixed Income	EQ/Core Plus Bond - EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	-12.89%	0.91%	1.06%
Equity	EQ/Equity 500 Index - EIMG; AllianceBernstein L.P.	0.54	%^	-18.55%	8.81%	11.89%
Equity	EQ/Fidelity Institutional AM ® Large Cap - EIMG; FIAM LLC	0.87	%^	-21.06%	—	—
Equity	EQ/Franklin Rising Dividends - EIMG; Franklin Advisers, Inc.	0.87	%^	-10.60%	—	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† - EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05	%^	-17.06%	4.03%	8.30%
Equity	EQ/Goldman Sachs Mid Cap Value - EIMG; Goldman Sachs Asset Management L.P.	1.09	%^	-10.60%	—	—
Fixed Income	EQ/Intermediate Government Bond - EIMG; SSGA Funds Management, Inc.	0.65	%^	-7.62%	-0.21%	0.00%
Equity	EQ/International Equity Index - EIMG; AllianceBernstein L.P.	0.75	%^	-11.92%	1.00%	3.90%
Equity	EQ/International Managed Volatility† - EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.91%		-14.94%	0.83%	3.65%
Equity	EQ/Invesco Comstock - EIMG; Invesco Advisers, Inc.	1.00	%^	0.49%	7.75%	10.75%
Equity	EQ/Invesco Global - EIMG; Invesco Advisers, Inc.	1.15	%^	-32.01%	2.43%	7.33%
Equity	EQ/Janus Enterprise - EIMG; Janus Henderson Investors US LLC	1.05%		-16.57%	9.19%	9.46%
Equity	EQ/JPMorgan Value Opportunities - EIMG; J.P. Morgan Investment Management Inc.	0.96%		0.20%	8.15%	12.37%
Equity	EQ/Large Cap Growth Index - EIMG; AllianceBernstein L.P.	0.72%		-29.53%	10.17%	13.27%

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expense		Average Annual Total Returns (as of 12/31/2022)
				1 year	5 year	10 year
Equity	EQ/Large Cap Value Index - EIMG; AllianceBernstein L.P.	0.74%		-8.16%	5.95%	9.55%
Equity	EQ/Lazard Emerging Markets Equity - EIMG; Lazard Asset Management LLC	1.35	%^	-14.89%	—	—
Fixed Income	EQ/Long-Term Bond - EIMG	0.65	%^	-27.31%	—	—
Equity	EQ/MFS International Growth - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	-15.20%	4.30%	6.03%
Equity	EQ/MFS International Intrinsic Value - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	%^	-23.79%	—	—
Equity	EQ/MFS Mid Cap Focused Growth - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	-27.04%	—	—
Specialty	EQ/MFS Utilities Series - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	%^	0.42%	—	—
Equity	EQ/Mid Cap Index - EIMG; AllianceBernstein L.P.	0.66	%^	-13.60%	5.99%	10.02%
Asset Allocation	EQ/Moderate Allocation† - EIMG	1.08%		-15.48%	2.33%	4.25%
Asset Allocation	EQ/Moderate-Plus Allocation† - EIMG	1.12%		-17.08%	3.58%	6.07%
Cash/Cash Equivalent	EQ/Money Market* - EIMG; BNY Mellon Investment Adviser, Inc.	0.69%		1.11%	0.85%	0.46%
Equity	EQ/Morgan Stanley Small Cap Growth - EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15	%^	-44.23%	7.50%	—
Fixed Income	EQ/PIMCO Global Real Return - EIMG; Pacific Investment Management Company LLC	1.27	%^	-16.10%	0.54%	—
Equity	EQ/Small Company Index - EIMG; AllianceBernstein L.P.	0.63%		-19.80%	4.18%	8.77%
Equity	EQ/T. Rowe Price Growth Stock - EIMG; T. Rowe Price Associates, Inc.	1.00	%^	-38.64%	4.23%	10.63%
Specialty	EQ/T. Rowe Price Health Sciences - EIMG; T. Rowe Price Associates, Inc.	1.20	%^	-13.38%	—	—
Equity	EQ/Value Equity - EIMG; Aristotle Capital Management, LLC	0.91%		-15.11%	4.44%	8.43%
Specialty	EQ/Wellington Energy - EIMG; Wellington Management Company LLP	1.19	%^	32.53%	—	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio - EIMG	1.10	%^	-12.40%	4.32%	4.89%
Asset Allocation	Equitable Growth MF/ETF - EIMG	1.15	%^	—	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF - EIMG	1.10	%^	—	—	—
Equity	Multimanager Aggressive Equity - EIMG; AllianceBernstein L.P.	0.99%		-32.15%	8.60%	12.39%
Specialty	Multimanager Technology - EIMG; AllianceBernstein L.P., Wellington Management Company LLP	1.25	%^	-37.29%	10.37%	15.05%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expense	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio - Fidelity Management and Research Company (FMR)	0.65%	-13.21%	0.38%	1.28%

Risk of Loss [Member]
Prospectus:
Risk [Text Block]
The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” later in the prospectus.

Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the prospectus.

Principal Risk [Text Block]
Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option and Segments of the SIO, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Guaranteed interest option”, and “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus, as well as, “Risk factors” in the SIO prospectus. See also Appendix “Portfolio Companies available under the contract” in the prospectus.

Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the guaranteed death benefits. The general obligations including the guaranteed interest option, SIO, and any guaranteed death benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/selling-life-insurance/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

Principal Risk [Text Block]
Insurance company risk

No company other than Equitable America has any legal responsibility to pay amounts that we owe under the contract, including amounts allocated to the SIO. The general obligations and any guaranteed death benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Risk associated with taking a withdrawal [Member]
Prospectus:
Principal Risk [Text Block]
Risk associated with taking a withdrawal

Withdrawals could significantly reduce the minimum and the
enhanced death benefit by an amount greater than the value withdrawn and could terminate the enhanced death benefit.

Possible fees on access to account value [Member]
Prospectus:
Principal Risk [Text Block]
Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your certificate. For example, in addition to possible tax consequences you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

SIO [Member]
Prospectus:
Principal Risk [Text Block]
SIO

There are unique risks regarding the SIO including a potential loss of principal and previously credited interest of up to 90% and an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity. See the SIO prospectus for more information.

Possible adverse tax consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ,
	depending on the type of contract, whether a 403(b) TSA annuity contract, a 403(b)(7) custodial account or an EDC plan. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.
Risks associated with taking a loan [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with taking a loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

Cybersecurity risks and catastrophic events [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software
	malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.
COVID19 [Member]
Prospectus:
Principal Risk [Text Block]
COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

1290 VT Convertible Securities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Convertible Securities
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.90%	[11]
Average Annual Total Returns, 1 Year [Percent]	(20.99%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]
1290 VT GAMCO Mergers & Acquisitions [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc .
Current Expenses [Percent]	1.29%	[11]
Average Annual Total Returns, 1 Year [Percent]	(5.97%)
Average Annual Total Returns, 5 Years [Percent]	1.32%
Average Annual Total Returns, 10 Years [Percent]	3.51%
1290 VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc .
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(10.67%)
Average Annual Total Returns, 5 Years [Percent]	4.98%
Average Annual Total Returns, 10 Years [Percent]	9.45%
1290 VT High Yield Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT High Yield Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc., Post Advisory Group, LLC
Current Expenses [Percent]	1.03%	[11]
Average Annual Total Returns, 1 Year [Percent]	(10.30%)
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]
1290 VT Multi-Alternative Strategies [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Multi-Alternative Strategies
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.56%	[11]
Average Annual Total Returns, 1 Year [Percent]	(11.40%)
Average Annual Total Returns, 5 Years [Percent]	(0.27%)
Average Annual Total Returns, 10 Years [Percent]
1290 VT Natural Resources [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Natural Resources
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[11]
Average Annual Total Returns, 1 Year [Percent]	32.35%
Average Annual Total Returns, 5 Years [Percent]	6.75%
Average Annual Total Returns, 10 Years [Percent]
1290 VT Real Estate [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Real Estate
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[11]
Average Annual Total Returns, 1 Year [Percent]	(24.99%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]
1290 VT Small Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.15%	[11]
Average Annual Total Returns, 1 Year [Percent]	0.07%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]
1290 VT SmartBeta Equity ESG [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%	[11]
Average Annual Total Returns, 1 Year [Percent]	(14.52%)
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]
1290 VT Socially Responsible [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management , LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(22.12%)
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	11.89%
EQ/AB Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(28.42%)
Average Annual Total Returns, 5 Years [Percent]	5.30%
Average Annual Total Returns, 10 Years [Percent]	9.53%
EQ/AB Sustainable U.S. Thematic [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Sustainable U.S. Thematic
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%	[11]
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQ/Aggressive Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.78%
EQ/American Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[11]
Average Annual Total Returns, 1 Year [Percent]	(1.47%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQ/Capital Group Research [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Capital Group Research
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Capital International, Inc.
Current Expenses [Percent]	0.97%	[11]
Average Annual Total Returns, 1 Year [Percent]	(18.97%)
Average Annual Total Returns, 5 Years [Percent]	9.23%
Average Annual Total Returns, 10 Years [Percent]	12.11%
EQ/Common Stock Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(19.47%)
Average Annual Total Returns, 5 Years [Percent]	8.13%
Average Annual Total Returns, 10 Years [Percent]	11.43%
EQ/Conservative Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[11]
Average Annual Total Returns, 1 Year [Percent]	(12.62%)
Average Annual Total Returns, 5 Years [Percent]	0.71%
Average Annual Total Returns, 10 Years [Percent]	1.79%
EQ/Conservative-Plus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(14.52%)
Average Annual Total Returns, 5 Years [Percent]	1.87%
Average Annual Total Returns, 10 Years [Percent]	3.52%
EQ/Core Plus Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[11]
Average Annual Total Returns, 1 Year [Percent]	(12.89%)
Average Annual Total Returns, 5 Years [Percent]	0.91%
Average Annual Total Returns, 10 Years [Percent]	1.06%
EQ/Equity 500 Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.54%	[11]
Average Annual Total Returns, 1 Year [Percent]	(18.55%)
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	11.89%
EQ/Fidelity Institutional AM® Large Cap [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Fidelity Institutional AM ® Large Cap
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.87%	[11]
Average Annual Total Returns, 1 Year [Percent]	(21.06%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQ/Franklin Rising Dividends [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Rising Dividends
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.87%	[11]
Average Annual Total Returns, 1 Year [Percent]	(10.60%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQ/Franklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Small Cap Value Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.05%	[11]
Average Annual Total Returns, 1 Year [Percent]	(17.06%)
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	8.30%
EQ/Goldman Sachs Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[11]
Average Annual Total Returns, 1 Year [Percent]	(10.60%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQ/Intermediate Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.65%	[11]
Average Annual Total Returns, 1 Year [Percent]	(7.62%)
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	0.00%
EQ/International Equity Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.75%	[11]
Average Annual Total Returns, 1 Year [Percent]	(11.92%)
Average Annual Total Returns, 5 Years [Percent]	1.00%
Average Annual Total Returns, 10 Years [Percent]	3.90%
EQ/International Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(14.94%)
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	3.65%
EQ/Invesco Comstock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[11]
Average Annual Total Returns, 1 Year [Percent]	0.49%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	10.75%
EQ/Invesco Global [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%	[11]
Average Annual Total Returns, 1 Year [Percent]	(32.01%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	7.33%
EQ/Janus Enterprise [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.57%)
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	9.46%
EQ/JPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	0.20%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	12.37%
EQ/Large Cap Growth Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(29.53%)
Average Annual Total Returns, 5 Years [Percent]	10.17%
Average Annual Total Returns, 10 Years [Percent]	13.27%
EQ/Large Cap Value Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(8.16%)
Average Annual Total Returns, 5 Years [Percent]	5.95%
Average Annual Total Returns, 10 Years [Percent]	9.55%
EQ/Lazard Emerging Markets Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Lazard Emerging Markets Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.35%	[11]
Average Annual Total Returns, 1 Year [Percent]	(14.89%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQ/Long-Term Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Long-Term Bond
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.65%	[11]
Average Annual Total Returns, 1 Year [Percent]	(27.31%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQ/MFS International Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[11]
Average Annual Total Returns, 1 Year [Percent]	(15.20%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	6.03%
EQ/MFS International Intrinsic Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Intrinsic Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.15%	[11]
Average Annual Total Returns, 1 Year [Percent]	(23.79%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQ/MFS Mid Cap Focused Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS Mid Cap Focused Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[11]
Average Annual Total Returns, 1 Year [Percent]	(27.04%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQ/MFS Utilities Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.05%	[11]
Average Annual Total Returns, 1 Year [Percent]	0.42%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQ/Mid Cap Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.66%	[11]
Average Annual Total Returns, 1 Year [Percent]	(13.60%)
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	10.02%
EQ/Moderate Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(15.48%)
Average Annual Total Returns, 5 Years [Percent]	2.33%
Average Annual Total Returns, 10 Years [Percent]	4.25%
EQ/Moderate-Plus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(17.08%)
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	6.07%
EQ/Money Market [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[13]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	1.11%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	0.46%
EQ/Morgan Stanley Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Morgan Stanley Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.15%	[11]
Average Annual Total Returns, 1 Year [Percent]	(44.23%)
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]
EQ/PIMCO Global Real Return [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.27%	[11]
Average Annual Total Returns, 1 Year [Percent]	(16.10%)
Average Annual Total Returns, 5 Years [Percent]	0.54%
Average Annual Total Returns, 10 Years [Percent]
EQ/Small Company Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(19.80%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	8.77%
EQ/T. Rowe Price Growth Stock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/T. Rowe Price Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%	[11]
Average Annual Total Returns, 1 Year [Percent]	(38.64%)
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	10.63%
EQ/T. Rowe Price Health Sciences [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/T. Rowe Price Health Sciences
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.20%	[11]
Average Annual Total Returns, 1 Year [Percent]	(13.38%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQ/Value Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(15.11%)
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	8.43%
EQ/Wellington Energy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Wellington Energy
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%	[11]
Average Annual Total Returns, 1 Year [Percent]	32.53%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Equitable Conservative Growth MF/ETF Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[11]
Average Annual Total Returns, 1 Year [Percent]	(12.40%)
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	4.89%
Equitable Growth MF/ETF [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%	[11]
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Equitable Moderate Growth MF/ETF [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Moderate Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[11]
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Multimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(32.15%)
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	12.39%
Multimanager Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Wellington Management Company LLP
Current Expenses [Percent]	1.25%	[11]
Average Annual Total Returns, 1 Year [Percent]	(37.29%)
Average Annual Total Returns, 5 Years [Percent]	10.37%
Average Annual Total Returns, 10 Years [Percent]	15.05%
Fidelity® VIP Investment Grade Bond Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity ® VIP Investment Grade Bond Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	1.28%
Annual Portfolio Expenses prior to Expense Limitation Arrangement [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, >12b-1 fees, service fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.57%	[14]
Portfolio Company Expenses Maximum [Percent]	2.73%	[14]
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.
Annual Portfolio Expenses after Expense Limitation Arrangement [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.54%	[15]
Portfolio Company Expenses Maximum [Percent]	1.56%	[15]
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2024 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2024. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest
Guaranteed Minimum Death Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce benefit
Name of Benefit [Text Block]	Death benefit
Enhanced death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%	[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%	[16],[17]
Optional Benefit Expense, Footnotes [Text Block]	Deducted annually on each participation date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.
Name of Benefit [Text Block]	Enhanced death benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit that is at least equal to your highest adjusted account value on specified anniversaries.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%	[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%	[16],[17]
Optional Benefit Expense, Footnotes [Text Block]	Deducted annually on each participation date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Restricted to owners under age 76 • You may not cancel once you elect this benefit • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Enhanced death benefit
Rebalancing Option I and Option II [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0	[18],[19]
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[18],[19]
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.	[18],[19]
Optional Benefit [Flag]	true	[18],[19]
Optional Benefit Expense, Maximum [Dollars]	$ 0	[18],[19]
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[18],[19]
Investment Simplifier [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0
Name of Benefit [Text Block]	Investment Simplifier
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	Not generally available with Rebalancing
Name of Benefit [Text Block]	Investment Simplifier
Semester Strategies program [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0
Name of Benefit [Text Block]	Semester Strategies program
Purpose of Benefit [Text Block]	We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	Not generally available with Rebalancing
Name of Benefit [Text Block]	Semester Strategies program
Participant Loans [Member]
Prospectus:
Name of Benefit [Text Block]	Participant Loans
Purpose of Benefit [Text Block]	Loans may be available to plan participants
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA
Name of Benefit [Text Block]	Participant Loans
Participant Loans [Member] | Initial [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 25
Optional Benefit Expense, Maximum [Dollars]	25
Participant Loans [Member] | Quarterly [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	6.25
Optional Benefit Expense, Maximum [Dollars]	6.25
Plan Loan Charge [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	25	[20]
Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 0

[1]	Expressed as an annual percent of daily net assets in the variable investment options.
[2]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2022 and could change from year to year.
[3]	Expressed as an annual percentage of your account value.
[4]	The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges and expenses” in the prospectus. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.
[5]	Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.
[6]	The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See the SIO prospectus for more information.
[7]	Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to your certificate. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer’s designee. Please refer to your certificate for more information.
[8]	The annual administrative charge is deducted from your account value on each participation date anniversary. The current annual administrative charge is the lesser of a current charge of $30 or 2% of your account value plus any prior withdrawals during the participation year. If the certificate is surrendered or annuitized, or a death benefit is paid on any date other than your participation date anniversary, we will deduct a pro rata portion of the annual administrative charge for that year. The annual administrative charge will be waived if you are enrolled in eDelivery on the date the charge is to be deducted. Please note: You can request a copy of the prospectus free of charge even if you are enrolled in eDelivery.
[9]	The current range for the Base Contract Expenses is 0% to 1.10%.
[10]	$6.25 per quarter for the administration of the outstanding loan amount. This charge is expressed on a per plan participant basis. Interest is charged on the loan at a rate set by your plan and is credited back to your contract as you repay the loan.
[11]	This Portfolio’s annual expenses reflect temporary fee reductions.
[12]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[13]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[14]	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.
[15]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2024 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2024. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
[16]	Expressed as a percentage of your account value.
[17]	Deducted annually on each participation date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.
[18]	Option I allows you to rebalance your account value among the variable investment options.
[19]	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.
[20]	$25 maximum per loan when a loan is made. Your employer may elect to pay these charges.